Senior Unsecured Notes and Secured Debt (Tables)	12 Months Ended
Dec. 31, 2010
Senior Unsecured Notes And Secured Debt (Tables) [Abstract]
Principal payments due on debt obligations

	Senior	Secured
	Unsecured Notes(1)	Debt (1)	Totals
2011	$—	$24,048	$24,048
2012	76,853	91,979	168,832
2013	300,000	85,508	385,508
2014	—	188,009	188,009
2015	250,000	150,311	400,311
Thereafter	2,438,077	593,860	3,031,937

Totals	$3,064,930	$1,133,715	$4,198,645

(1)	Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.